Shareholders' Deficit - Common Stock Shares (Details) - $ / shares		1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2021
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	300,000,000	300,000,000	300,000,000	300,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one	one	one	one
Common shares, shares issued (in shares)	0	0	0	0
Common shares, shares outstanding	0	0	0	0
Class A Ordinary Shares Subject to Possible Redemption.
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)	23,000,000	23,000,000	23,000,000	23,000,000
Temporary equity, shares outstanding	23,000,000	23,000,000	23,000,000	23,000,000
Class B ordinary share
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	30,000,000	30,000,000	30,000,000	30,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one	one	one	one
Common shares, shares issued (in shares)	5,750,000	5,750,000	5,750,000	5,750,000
Common shares, shares outstanding	5,750,000	5,750,000	5,750,000	5,750,000
Aggregated shares issued upon converted basis (in percent)	20.00%	20.00%	20.00%	20.00%